COMMON STOCK WARRANTS	12 Months Ended
Dec. 31, 2022
COMMON STOCK WARRANTS
COMMON STOCK WARRANTS
5.	COMMON STOCK WARRANTS

Public Warrants — As part of CCNB’s initial public offering, 20,700,000 Public Warrants were sold. The Public Warrants entitled the holder thereof to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustments. The Public Warrants were only exercisable for a whole number of shares of Class A Common Stock. No fractional shares were to be issued upon exercise of the warrants. The Public Warrants were set to expire at 5:00 p.m. New York City time on July 22, 2027, or earlier upon redemption or liquidation. The Public Warrants were listed on the NYSE under the symbol “GETY.WS.”

The Company redeemed the Public Warrants at a price of $0.01 per warrant after the sale price of Class A Common Stock equaled or exceeded $18.00 per share for 20 trading days within a 30-trading day period. The Company had the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis.

Private Placement Warrants — Simultaneously with CCNB’s initial public offering, CCNB consummated a private placement of 18,560,000 Private Placement Warrants with CCNB’s sponsor. Each Private Placement Warrant was exercisable for one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment. The Private Placement Warrants were identical to the Public Warrants, except that the Private Placement Warrants were non-redeemable so long as they were held by the initial purchasers or such purchasers’ permitted transferees, and the initial purchasers or such purchasers’ permitted transferees had the option to exercise the Private Placement Warrants on a cashless basis. If the Private Placement Warrants were held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants would be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

In August 2022, all of the Private Placement Warrants were exercised on a cashless basis for 11,555,996 shares of Class A Common Stock. The fair value of the Private Placement Warrants was remeasured upon the exercise of the warrants, resulting in a non-cash loss of $176.6 million recorded in “Loss on fair value adjustment for warrant liabilities — net” Consolidated Statements of Operations.

Forward Purchase Warrants — Additionally, on the Closing Date, the Company issued 3,750,000 Forward Purchase Warrants in connection with the Forward Purchase Agreement. The Forward Purchase Warrants had the same terms as the Public Warrants.

The Company concluded the Public, Private Placement and Forward Purchase Warrants meet the definition of a derivative under ASC 815-40 (as described in “Note 2 — Summary of Significant Accounting Policies”) and were recorded as liabilities. Upon consummation of the Business Combination, the fair value of the Public, Private Placement and Forward Purchase Warrants were recorded in the Consolidated Balance Sheet. Transaction costs allocated to the issuance of the Public, Private Placement and Forward Purchase Warrants of $4.3 million were recorded as “Other non-operating (expense) income — net” in the Consolidated Statements of Operations.

On September 19, 2022, the Company announced that it had elected to redeem all of the outstanding Public Warrants and Forward Purchase Warrants that remain outstanding at 5:00 p.m. New York City time on October 19, 2022 for $0.01 per warrant. 10,328 Public Warrants were exercised for an aggregate cash payment of $0.1 million. Effective October 19, 2022, the remaining Public Warrants and Forward Purchase Warrants were redeemed for $0.2 million. The fair value of the Public and Forward Purchase Warrants was remeasured upon the exercise and redemption of the warrants, resulting in a non-cash gain of $15.9 million recorded in “Loss on fair value adjustment for warrant liabilities — net” Consolidated Statements of Operations.

As of December 31, 2022, there are no outstanding Public, Private Placement or Forward Purchase Warrants.